Capital Management and Risk Policies - Schedule of Credit Quality of Debt Securities (Detail) - ARS ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Government Bonds | AA+
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	$ 0
Government Bonds | AA-
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	522,735
Government Bonds | A+
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	0
Government Bonds | A1
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	0
Government Bonds | A
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	0
Government Bonds | A2
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	0
Government Bonds | A-
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	0
Government Bonds | BBB
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		$ 0
Government Bonds | BBB.ar
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		0
Government Bonds | B1
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	0	0
Government Bonds | B
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		0
Government Bonds | BB-
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	0
Government Bonds | BBB-
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	0
Provincial Bonds | AAA
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	20,188
Provincial Bonds | AA+
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	0
Provincial Bonds | AA
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	63,724
Provincial Bonds | AA-
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	0
Provincial Bonds | A+
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	0
Provincial Bonds | A1
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	0
Provincial Bonds | A
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	0
Provincial Bonds | A-
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	773,915
Provincial Bonds | BBB
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		2,181,653
Provincial Bonds | BBB.ar
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		0
Provincial Bonds | B1
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		795,647
Provincial Bonds | B
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		4,439,916
Provincial Bonds | BB-
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	0
Provincial Bonds | BBB-
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	1
Provincial Bonds | CCC
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	0
Autonomous City of Buenos Aires Bonds | AA
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	0
Autonomous City of Buenos Aires Bonds | AA-
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	0
Autonomous City of Buenos Aires Bonds | A+
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	0
Autonomous City of Buenos Aires Bonds | A1
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	0
Autonomous City of Buenos Aires Bonds | A
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	0
Autonomous City of Buenos Aires Bonds | A2
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	0
Autonomous City of Buenos Aires Bonds | A-
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	0
Autonomous City of Buenos Aires Bonds | BBB
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		0
Autonomous City of Buenos Aires Bonds | BBB.ar
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		0
Autonomous City of Buenos Aires Bonds | B1
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	0	0
Autonomous City of Buenos Aires Bonds | B
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		0
Autonomous City of Buenos Aires Bonds | BB-
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	0
Autonomous City of Buenos Aires Bonds | BBB-
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	0
Autonomous City of Buenos Aires Bonds | CCC
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	0
Treasury Bills | AA+
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	0
Treasury Bills | AA-
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	0
Treasury Bills | A+
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	0
Treasury Bills | A1
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	0
Treasury Bills | A
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	0
Treasury Bills | A2
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	0
Treasury Bills | A-
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	0
Treasury Bills | BBB
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		0
Treasury Bills | BBB.ar
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		0
Treasury Bills | B1
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	0	0
Treasury Bills | B
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		0
Treasury Bills | BB-
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	0
Treasury Bills | BBB-
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	0
Treasury Bills | CCC
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	6,246,150
Argentine Central Bank’s Bills | AAA
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	0
Argentine Central Bank’s Bills | AA+
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	0
Argentine Central Bank’s Bills | AA
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	0
Argentine Central Bank’s Bills | AA-
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	0
Argentine Central Bank’s Bills | A+
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	0
Argentine Central Bank’s Bills | A1
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	0
Argentine Central Bank’s Bills | A
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	0
Argentine Central Bank’s Bills | A2
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	0
Argentine Central Bank’s Bills | A-
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	0
Argentine Central Bank’s Bills | BBB
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		0
Argentine Central Bank’s Bills | BBB.ar
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		0
Argentine Central Bank’s Bills | B1
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	0	0
Argentine Central Bank’s Bills | B
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		0
Argentine Central Bank’s Bills | BB-
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	0
Argentine Central Bank’s Bills | BBB-
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	0
Argentine Central Bank’s Bills | CCC
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	0
Foreign government bonds
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	15,916,126
Foreign government bonds | AAA
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	15,916,126
Foreign government bonds | AA+
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	0
Foreign government bonds | AA
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	0
Foreign government bonds | AA-
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	0
Foreign government bonds | A+
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	0
Foreign government bonds | A1
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	0
Foreign government bonds | A
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	0
Foreign government bonds | A2
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	0
Foreign government bonds | A-
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	0
Foreign government bonds | BBB
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		0
Foreign government bonds | BBB.ar
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		0
Foreign government bonds | B1
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	0	0
Foreign government bonds | B
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		0
Foreign government bonds | BB-
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	0
Foreign government bonds | BBB-
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	0
Foreign government bonds | CCC
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	0
Private Securities | B1
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	0
Private Securities | CCC
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	42,333
Credit risk [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	598,794,865	2,467,190,345
Credit risk [member] | AAA
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	28,604,846	8,362,002
Credit risk [member] | AA+
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	2,791,486	123,193
Credit risk [member] | AA
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	6,840,578	1,443,916
Credit risk [member] | AA-
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	693,598	379,668
Credit risk [member] | A+
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	2,595,806	24,978
Credit risk [member] | A1
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	121,353	86,285
Credit risk [member] | A
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	1,545,463	255,893
Credit risk [member] | A2
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	267,998	1,130,578
Credit risk [member] | A-
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	1,401,077	125,943
Credit risk [member] | BBB
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		2,312,027
Credit risk [member] | BBB.ar
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		65
Credit risk [member] | B1
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	169,500	795,647
Credit risk [member] | B
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		4,439,916
Credit risk [member] | BB-
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	649,419	136,225
Credit risk [member] | BBB-
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	1
Credit risk [member] | CCC
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	553,113,740	204,885,537
Credit risk [member] | C
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		2,242,688,472
Credit risk [member] | Government Bonds
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	547,347,992	31,802,325
Credit risk [member] | Government Bonds | AAA
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	0	0
Credit risk [member] | Government Bonds | AA+
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		0
Credit risk [member] | Government Bonds | AA
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	0	0
Credit risk [member] | Government Bonds | AA-
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		0
Credit risk [member] | Government Bonds | A+
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		0
Credit risk [member] | Government Bonds | A1
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		0
Credit risk [member] | Government Bonds | A
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		0
Credit risk [member] | Government Bonds | A2
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		0
Credit risk [member] | Government Bonds | A-
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		0
Credit risk [member] | Government Bonds | BB-
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		0
Credit risk [member] | Government Bonds | CCC
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	546,825,257	31,802,325
Credit risk [member] | Government Bonds | C
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		0
Credit risk [member] | Provincial Bonds
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	1,027,328	7,659,762
Credit risk [member] | Provincial Bonds | AAA
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		0
Credit risk [member] | Provincial Bonds | AA+
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		0
Credit risk [member] | Provincial Bonds | AA
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		242,546
Credit risk [member] | Provincial Bonds | AA-
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		0
Credit risk [member] | Provincial Bonds | A+
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		0
Credit risk [member] | Provincial Bonds | A1
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		0
Credit risk [member] | Provincial Bonds | A
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		0
Credit risk [member] | Provincial Bonds | A2
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	0	0
Credit risk [member] | Provincial Bonds | A-
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		0
Credit risk [member] | Provincial Bonds | B1
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	169,500
Credit risk [member] | Provincial Bonds | BB-
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		0
Credit risk [member] | Provincial Bonds | CCC
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		0
Credit risk [member] | Provincial Bonds | C
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		0
Credit risk [member] | Autonomous City of Buenos Aires Bonds
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	2,291,015	123,193
Credit risk [member] | Autonomous City of Buenos Aires Bonds | AAA
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	0	0
Credit risk [member] | Autonomous City of Buenos Aires Bonds | AA+
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	2,291,015	123,193
Credit risk [member] | Autonomous City of Buenos Aires Bonds | AA
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		0
Credit risk [member] | Autonomous City of Buenos Aires Bonds | AA-
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		0
Credit risk [member] | Autonomous City of Buenos Aires Bonds | A+
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		0
Credit risk [member] | Autonomous City of Buenos Aires Bonds | A1
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		0
Credit risk [member] | Autonomous City of Buenos Aires Bonds | A
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		0
Credit risk [member] | Autonomous City of Buenos Aires Bonds | A2
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		0
Credit risk [member] | Autonomous City of Buenos Aires Bonds | A-
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		0
Credit risk [member] | Autonomous City of Buenos Aires Bonds | BB-
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		0
Credit risk [member] | Autonomous City of Buenos Aires Bonds | CCC
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		0
Credit risk [member] | Autonomous City of Buenos Aires Bonds | C
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		0
Credit risk [member] | Treasury Bills
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	6,246,150	173,083,212
Credit risk [member] | Treasury Bills | AAA
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	0	0
Credit risk [member] | Treasury Bills | AA+
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		0
Credit risk [member] | Treasury Bills | AA
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	0	0
Credit risk [member] | Treasury Bills | AA-
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		0
Credit risk [member] | Treasury Bills | A+
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		0
Credit risk [member] | Treasury Bills | A1
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		0
Credit risk [member] | Treasury Bills | A
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		0
Credit risk [member] | Treasury Bills | A2
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		0
Credit risk [member] | Treasury Bills | A-
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		0
Credit risk [member] | Treasury Bills | BB-
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		0
Credit risk [member] | Treasury Bills | CCC
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		173,083,212
Credit risk [member] | Treasury Bills | C
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		0
Credit risk [member] | Argentine Central Bank’s Bills
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	0	2,242,639,562
Credit risk [member] | Argentine Central Bank’s Bills | AAA
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		0
Credit risk [member] | Argentine Central Bank’s Bills | AA+
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		0
Credit risk [member] | Argentine Central Bank’s Bills | AA
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		0
Credit risk [member] | Argentine Central Bank’s Bills | AA-
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		0
Credit risk [member] | Argentine Central Bank’s Bills | A+
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		0
Credit risk [member] | Argentine Central Bank’s Bills | A1
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		0
Credit risk [member] | Argentine Central Bank’s Bills | A
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		0
Credit risk [member] | Argentine Central Bank’s Bills | A2
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		0
Credit risk [member] | Argentine Central Bank’s Bills | A-
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		0
Credit risk [member] | Argentine Central Bank’s Bills | BB-
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		0
Credit risk [member] | Argentine Central Bank’s Bills | CCC
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		0
Credit risk [member] | Argentine Central Bank’s Bills | C
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		2,242,639,562
Credit risk [member] | Foreign government bonds
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		7,982,203
Credit risk [member] | Foreign government bonds | AAA
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		7,982,203
Credit risk [member] | Foreign government bonds | AA+
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		0
Credit risk [member] | Foreign government bonds | AA
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		0
Credit risk [member] | Foreign government bonds | AA-
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		0
Credit risk [member] | Foreign government bonds | A+
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		0
Credit risk [member] | Foreign government bonds | A1
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		0
Credit risk [member] | Foreign government bonds | A
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		0
Credit risk [member] | Foreign government bonds | A2
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		0
Credit risk [member] | Foreign government bonds | A-
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		0
Credit risk [member] | Foreign government bonds | BB-
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		0
Credit risk [member] | Foreign government bonds | CCC
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		0
Credit risk [member] | Foreign government bonds | C
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		0
Credit risk [member] | Private Securities
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	25,966,254	3,900,088
Credit risk [member] | Private Securities | AAA
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	12,668,532	379,799
Credit risk [member] | Private Securities | AA+
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	500,471	0
Credit risk [member] | Private Securities | AA
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	6,776,854	1,201,370
Credit risk [member] | Private Securities | AA-
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	170,863	379,668
Credit risk [member] | Private Securities | A+
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	2,595,806	24,978
Credit risk [member] | Private Securities | A1
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	121,353	86,285
Credit risk [member] | Private Securities | A
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	1,545,463	255,893
Credit risk [member] | Private Securities | A2
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	267,998	1,130,578
Credit risk [member] | Private Securities | A-
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	627,162	125,943
Credit risk [member] | Private Securities | BBB
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		130,374
Credit risk [member] | Private Securities | BBB.ar
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		65
Credit risk [member] | Private Securities | B1
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		0
Credit risk [member] | Private Securities | B
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		0
Credit risk [member] | Private Securities | BB-
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	649,419	136,225
Credit risk [member] | Private Securities | BBB-
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	$ 0
Credit risk [member] | Private Securities | CCC
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		0
Credit risk [member] | Private Securities | C
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		$ 48,910